Stock Transactions	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Equity
Shareholders' Equity and Share-based Payments

NOTE 13. STOCK TRANSACTIONS

(For the Quarter ended May 31, 2012)

On March 7, 2012 the Company issued 2,322,695 shares of common stock in satisfaction of $32,750 of Convertible Notes Payable.

On March 14, 2012 the Company issued 3,000,000 shares of its common stock to the order of Capital Path Securities LLC for acting as the Company’s exclusive advisor and placement agent in connection with the February Equity Purchase Agreement and Registration Rights Agreement.

On March 21, 2012 the Company issued 1,886,195 shares of common stock in satisfaction of $25,200 of Convertible Notes Payable.

On March 26, 2012 the Company issued 3,017,502 shares of common stock in satisfaction of $23,150 of Convertible Notes Payable.

On March 27, 2012 the Company issued 75,000 shares of its nonvoting convertible preferred stock to Southridge in accordance with the terms of the February Purchase Agreement.

On April 2, 2012 the Company issued 1,675,111 shares of common stock in satisfaction of $7,538 of Convertible Notes Payable.

On April 3, 2012 the Company issued 1,590, 909 shares of common stock in satisfaction of $7,000 of Convertible Notes Payable.

On April 3, 2012 the Company issued 50,000,000 shares of common stock to David R. Koos as a restricted stock award (“Bonus Shares”).

David Koos may not offer to sell, sell, transfer, pledge or otherwise dispose of the Bonus Shares prior to April 2, 2017 (“Restricted Period”).

In the event that, prior to the expiration of the Restricted Period, David Koos voluntarily ceases to be employed at the Company or is terminated for cause the Shares shall be forfeited.

On April 3, 2012 the Company issued 27,000,000 shares of common stock to seven employees as a restricted stock award (“Bonus Shares”).

No employee may offer to sell, sell, transfer, pledge or otherwise dispose of the Bonus Shares prior to April 2, 2017 (“Restricted Period”).

In the event that, prior to the expiration of the Restricted Period, any employee voluntarily ceases to be employed at the Company or is terminated for cause his or her Shares shall be forfeited.

On April 3, 2012 the Company issued 15,000,000 shares of common stock to a consultant as a restricted stock award (“Bonus Shares”).

The recipient may not offer to sell, sell, transfer, pledge or otherwise dispose of the Shares prior to April 2, 2017 (“Restricted Period”).

In the event that, prior to the expiration of the Restricted Period,   the recipient   declines to provide if requested to provide, or is unable to provide if requested to provide,  consulting services to the Company of a nature that have been  customarily  provided by the recipient  to the Company the  Shares shall be forfeited.

On April 10, 2012 the Company issued 2,777,778 shares of common stock in satisfaction of $3,500 of Convertible Notes Payable and $1,500 in accrued interest on Convertible Notes Payable.

On April 11, 2012 the Company issued 3,611,111 shares of common stock in satisfaction of $6,500 of Convertible Notes Payable.

On April 11, 2012 the Company issued 2,306, 275 shares of common stock in accordance with an agreement by the Company on February 27, 2012 to modify the terms of $89,210 of aggregate indebtedness held by Southridge. (“Aggregate Southridge Indebtedness”)

The Aggregate Southridge Indebtedness is  convertible at Southridge’s option at a conversion price per share equal to 60% (the “Discount”) of the lowest closing bid price for the Company’s common stock during the 5 trading days immediately preceding a conversion date, as reported by Bloomberg (the “Closing Bid Price”); provided that if the closing bid price for the common stock on the  date in which the conversion shares are deposited into Southridge’s brokerage account and confirmation has been received that Southridge may execute trades of the conversion shares ( Clearing Date) is lower than the Closing Bid Price, then the purchase price for the conversion shares shall be adjusted such that the Discount shall be taken from the closing bid price on the Clearing Date, and the Company shall issue additional shares to Purchaser to reflect such adjusted Purchase Price (“Bonus Shares”). The company has agreed on a limitation on conversion equal to 9.99% of the Company’s outstanding common stock.  The Shares issued on April 11, 2012 were Bonus Shares.

On April 12, 2012 the Company issued 4,722,222 shares of common stock in satisfaction of $8,500 of Convertible Notes Payable.

On April 13, 2012 the Company issued 8,250,000 shares of common stock in satisfaction of $14,850 of Convertible Notes Payable.

On April 13, 2012 the Company issued 2,430,753 shares of common stock to Southridge as Bonus Shares.

On April 16, 2012 the Company issued 11,250,000 shares of common stock in satisfaction of $18,000 of Convertible Notes Payable.

On April 18, 2012 the Company issued 2,125,000 shares of common stock in satisfaction of $2,000 of Convertible Notes Payable and $1,400 of accrued interest on Convertible Notes Payable.

On April 19, 2012 the Company issued 2,724,968 shares of common stock in satisfaction of $4,300 of Convertible Notes Payable.

On April 24, 2012 the Company issued 4,005,787 shares of common stock in satisfaction of $6,922 of Convertible Notes Payable.

On May 1, 2012 the Company issued 8,000,000 shares of common stock in satisfaction of $12,000 of Convertible Notes Payable.

On May 3, 2012 the Company issued 7,142, 857 shares of common stock in satisfaction of $10,000 of Convertible Notes Payable.

On May 7, 2012 the Company issued 6,250,000 shares of common stock in satisfaction of $10,000 of Convertible Notes Payable.

On May 9, 2012 the Company issued 1,800,000 shares of common stock in satisfaction of $500 of principal indebtedness of and $1,300 of accrued interest on Convertible Notes Payable.

NOTE 14.  STOCK TRANSACTIONS

In the twelve months ended May 31, 2011, the Company:

On October 12, 2010, the Company issued 2,000,000 shares of common stock at five cents per share, realizing $100,000.

On November 16, 2010, the Company made a Stock Award of 45,000 common shares for services.  An expense of $53,100 was recorded.

On November 30, 2010, the Company made a Stock Award of 10,000 common shares for services. An expense of $9,300 was recorded.

On January 3, 2011, the Company issued 38,712 shares of common stock in satisfaction of $39,989 owed by the Company.

On January 3, 2011, the Company issued 3,000 shares of common stock to employees as consideration for services rendered. An expense of $5,640 was recorded.

On January 3, 2011, the Company issued 10,000 shares of common stock to employees as consideration for services rendered. An expense of $18,800 was recorded.

On January 3, 2011, the Company issued 25,000 shares of common stock to its CFO as consideration for services rendered. An expense of $47,000 was recorded.

On January 4, 2011, the Company issued 9,383 shares to a consultant for broker fees. An expense of $17,640 was recognized as part of the purchase agreement with Pet Pointers, Inc.

On January 14, 2011, the Company issued 102,766 shares of common stock as part of the purchase agreement with Pet Pointers, Inc. An expense of $193,200 was recognized.

On January 26, 2011, the Company sold 200,000 common shares at fifty cents per share, realizing $100,000.

On February 4, 2011, the Company issued 10,000 shares of common stock to a consultant for services. An expense of $42,000 was recorded.

On February 4, 2011, the Company issued 5,000 common shares to an employee. An expense of $21,000 was recorded.

On March 25, 2011, the Company issued 7,000 shares of common stock to multiple employees as bonuses. The expense of $15,330 was recorded.

On April 1, 2011, the Company issued 50,000 shares of restricted stock to Tammy Reynolds, the Company’s CFO as consideration for completion of her first year’s employment agreement. Of this amount, 10,000 shares vested as of  April 1, 2011 and an expense in the amount of $10,000 was recognized. The remaining 40,000 are forfeited pursuant to Ms. Reynolds terms of employment and are subject to cancellation.

On April 4, 2011, the Company issued 600,000 shares of common stock to David Koos, CEO, in lieu of outstanding loans to Mr. Koos and to Bombardier, a company controlled by Mr. Koos. The loan balances and accrued interest were paid in the amount of $251,178.

On May 3, 2011, the Company issued 17,600 shares to Pet Pointers, Inc. in the purchase of their accounts receivable. An accounts receivable asset was booked in the amount of $17,600.

On June 9, 2011, the Company issued 5,000 shares of Series AA Preferred Stock to David Koos, the Company’s CEO as payment of Accrued Salary in the amount of $2,000.

On August 29, 2011,  the Company issued 143,000 common shares to Dr. Gregory McDonald in full satisfaction of $50,000 owed to Dr. McDonald.

On August 29, 2011 the Company issued 11,000 shares to an employee as consideration for services rendered valued at $3,268.